INCOME TAXES - Components of Income Tax Provisions (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax benefit (provision)
Foreign	$ 3,875	$ (288)	$ 286	$ 1,445	$ 0
Total current (provision)	$ (3,875)	$ 288	$ (286)	$ (1,445)	$ 0